2. Loans: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2016
Direct Cash Loans | 2017
Contractual Maturity as percentage of loan balances	70.82%
Direct Cash Loans | 2018
Contractual Maturity as percentage of loan balances	24.26%
Direct Cash Loans | 2019
Contractual Maturity as percentage of loan balances	4.08%
Direct Cash Loans | 2020
Contractual Maturity as percentage of loan balances	0.63%
Direct Cash Loans | 2021
Contractual Maturity as percentage of loan balances	0.10%
Direct Cash Loans | 2022 and beyond
Contractual Maturity as percentage of loan balances	0.11%
Real Estate Loans | 2017
Contractual Maturity as percentage of loan balances	13.13%
Real Estate Loans | 2018
Contractual Maturity as percentage of loan balances	13.30%
Real Estate Loans | 2019
Contractual Maturity as percentage of loan balances	12.80%
Real Estate Loans | 2020
Contractual Maturity as percentage of loan balances	11.55%
Real Estate Loans | 2021
Contractual Maturity as percentage of loan balances	10.09%
Real Estate Loans | 2022 and beyond
Contractual Maturity as percentage of loan balances	39.13%
Sales Finance Contracts | 2017
Contractual Maturity as percentage of loan balances	58.24%
Sales Finance Contracts | 2018
Contractual Maturity as percentage of loan balances	28.18%
Sales Finance Contracts | 2019
Contractual Maturity as percentage of loan balances	10.07%
Sales Finance Contracts | 2020
Contractual Maturity as percentage of loan balances	2.83%
Sales Finance Contracts | 2021
Contractual Maturity as percentage of loan balances	0.62%
Sales Finance Contracts | 2022 and beyond
Contractual Maturity as percentage of loan balances	0.06%